Acquisition of Copper Mountain Mining Corporation	12 Months Ended
Dec. 31, 2024
Copper Mountain Mining Corporation [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of Copper Mountain Mining Corporation [Text Block]

5. Acquisition of Copper Mountain Mining Corporation

On June 20, 2023, Hudbay acquired all of the issued and outstanding common shares of Copper Mountain Mining Inc. (formerly, Copper Mountain Mining Corp., and referred to herein as "Copper Mountain"), as part of a court-approved plan of arrangement. At the time, Copper Mountain held 75% of CMBC, the entity that owns 100% of the Copper Mountain mine. MMC owns the remaining 25% interest in CMBC as a non-controlling interest.

As a result of the acquisition, Hudbay obtained control of Copper Mountain on June 20, 2023.

Management determined that the assets and processes comprised a business and therefore accounted for the transaction as a business combination, using the acquisition method of accounting.

Consideration transferred:

The purchase consideration paid by Hudbay was for 100% of the net assets of Copper Mountain and their 100% owned subsidiaries ("100% owned entities") and a 75% ownership in CMBC. The aggregate purchase consideration for the acquired assets, net of the liabilities assumed is as follows:

Equity instruments (84,165,617 common shares of Hudbay)	$436.7
Cash	3.8
Consideration transferred - June 20, 2023	$440.5

The fair value of the common shares issued was based on Hudbay's listed share price of C$6.87 at the June 20, 2023 acquisition date. Immediately prior to the acquisition, Copper Mountain settled its outstanding restricted share units and performance share units through the issuance of shares and settled its stock options for replacement Hudbay options that were immediately settled in cash.

Hudbay incurred acquisition related costs of $6.9 million during the year ended December 31, 2023, mainly relating to external legal and advisory fees and due diligence costs, which were recorded in other expense in the consolidated statements of income. In addition, Hudbay incurred share issuance costs of $0.2 million and presented these as a deduction from share capital.

Identifiable assets acquired and liabilities assumed:

The fair value of the net assets was determined using a combination of market, income and cost methods. The fair value of the non-controlling interest was then computed at a 25% of the equity interest in CMBC.

The following presents the allocation of the final purchase price, resulting in recognized fair value amounts of identifiable assets acquired and liabilities assumed as follows:

Fair value of net assets acquired / (liabilities) assumed	Final
Cash and cash equivalent	$14.5
Trade and other receivables	19.1
Inventories	47.9
Prepaid expenses	3.1
Other financial assets	8.5
Property, plant and equipment	434.8
Mineral properties	369.0
Inventories - low grade stockpile	6.0
Trade and other payables	(77.1)
Advances from Hudbay	(3.4)
Lease liabilities	(34.6)
Other financial liabilities	(9.6)
Long-term debt	(145.0)
Environmental and other provisions	(12.7)
Deferred tax liabilities	(148.2)
Total fair value of net identifiable assets acquired	$472.3

The fair values of mineral properties, low grade stockpile and other property, plant and equipment have been determined based on an independent valuation, using a combination of market, income and cost methods. In particular, the fair values of the mineral properties and low grade stockpile have been calculated using significant judgements and estimates.

Trade receivables acquired as part of the acquisition have a fair value of $8.8 million which is equal to their gross contractual value. Other receivables acquired have a fair value of $10.3 million which is equal to their gross contractual value. Trade and other receivables are expected to be collected during the next 12 months.

Hudbay provided advances to Copper Mountain prior to the acquisition date, which have been recorded as a purchaser loan.

Hudbay recognized goodwill as a result of the acquisition as follows:

Final
Total consideration transferred	$440.5
Non-controlling interest	107.0
Less: value of net identifiable assets acquired	(472.3)
Goodwill upon acquisition at June 20, 2023	$75.2

The goodwill balance arose from the requirement to record deferred income tax liabilities measured at the tax effect of the difference between the fair values of the assets acquired and liabilities assumed and their tax bases. None of the goodwill recognized is expected to be deductible for income tax purposes.

The results of operations have been consolidated with those of the Company from the date of acquisition and included in the British Columbia operating segment. Had the business combination been affected at January 1, 2023, revenue and profit of the combined entity would have been $1,824,713 and $27,406, respectively. The revenue and net profit contributed from the acquisition of Copper Mountain has been $165,438 and $13,376, respectively.